<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2009

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		November 9, 2009

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Chartwell Investment Partners file number 028-06462
Clearbridge Advisors file number 028-11611
Columbia Partners file number 028-05386
Massachusetts Financial Services Co file number 028-04968
Parametric file number 028-04558
Roosevelt file number 028-03511


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AMERICA                COM              00739W107    22617       4038827 SH       Sole                               4038827
AUTONATION INC COM             COM              05329W102    17926        991458 SH       Sole                                991458
BANK OF AMERICA CORP           COM              060505104     7156        422940 SH       Sole                                422940
BMP SUNSTONE CORPORATION       COM              05569C105       81         20000 SH       Sole                                 20000
CAROLINA ALLIANCE BANK  SPARTA COM              14376r107      328         45000 SH       Sole                                 45000
CENTERPOINT CP                 COM              15189Q103        0        100000 SH       Sole                                100000
CITIGROUP INC                  COM              172967101       77         15980 SH       Sole                                 15980
CLARIENT INC                   COM              180489106       42         10000 SH       Sole                                 10000
CONVERA CORPORATION            COM              211919105       34        140300 SH       Sole                                140300
CYALUME TECHNOLOGIES WARRENTS  COM              232429118       34        199006 SH       Sole                                199006
CYALUME TECHS HLDGS            COM              232429100      432        120000 SH       Sole                                120000
DUKE ENERGY CORP NEW           COM              26441C105     1506         95671 SH       Sole                                 95671
EOS INTL INC26877P109          COM              26877P109        0        110000 SH       Sole                                110000
FPL GROUP                      COM              302571104    11046        200000 SH       Sole                                200000
FRONTLINE LTD                  COM              G3682E127      232          9900 SH       Sole                                  9900
GAMCO INVESTORS INC            COM              361438104     1371         30000 SH       Sole                                 30000
GENERAL MARITIME NEW           COM              Y2693R101      150         19430 SH       Sole                                 19430
PSYCHEMEDICS CORPORATION       COM              744375205     1186        191234 SH       Sole                                191234
REPUBLIC SERVICES INC          COM              760759100    13720        516377 SH       Sole                                516377
RESACA EXPLOITATION INC        COM              76083g203        0        853692 SH       Sole                                853692
SENSIVIDA MED TECHS NEW        COM              817259104       20         40000 SH       Sole                                 40000
SPECTRA ENERGY CORP            COM              847560109     1246         65768 SH       Sole                                 65768
STRATEGIC DIAGNOST             COM              862700101      229        130000 SH       Sole                                130000
THEGLOBE.COM INC               COM              88335R101        0         52066 SH       Sole                                 52066
US NEUROSURGICAL INC           COM              90336k101        6         55000 SH       Sole                                 55000
WASTE MANAGEMENT INC NEW       COM              94106L109     6487        217534 SH       Sole                                217534
ZIX CORPORATION                COM              98974P100      134         60764 SH       Sole                                 60764